Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Nine Months Ended September 30, 2019 and 2020 - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities:
Net loss	$ (45,445)	$ (25,271)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	6,082	1,750
Depreciation expenses	54	61
Non-cash operating lease expense	457	379
Changes in operating assets and liabilities:
Advances to suppliers	191	(3,992)
Due from related parties		481
Prepaid expenses and other current assets	(75)	(89)
Other noncurrent assets	(234)	(68)
Accounts payable	(346)	(7,638)
Accrued expenses	2,519	(705)
Operating lease liabilities	(488)	(431)
Other current liabilities	502	43
Net cash used in operating activities	(36,783)	(35,480)
Investing activities:
Acquisitions of property and equipment	(34)	(4)
Net cash used in investing activities	(34)	(4)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	31,933	44,957
Capital contributions from noncontrolling interests		10,083
Payments of offering costs	(594)	(318)
Proceeds from loans	635	2,986
Proceeds from related party borrowings	32	3,328
Repayment of loans		(1,493)
Repayment of related party borrowings	(61)	(3,328)
Net cash provided by financing activities	31,945	56,215
Effect of foreign exchange rate changes, net	(187)	58
Net increase/(decrease) in cash and cash equivalents	(5,059)	20,789
Cash and cash equivalents at beginning of period	35,933	3,889
Cash and cash equivalents at end of period	30,874	24,678
Supplemental disclosures
Interest paid	60	83
Non-cash activities:
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 259